Segment Reporting - Summary of Headcount by Operating Segment (Detail) - Employee	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Headcount	57,901	59,429
Domestic [member]
Disclosure of operating segments [line items]
Headcount	48,200	49,851
Brazil [member]
Disclosure of operating segments [line items]
Headcount	9,658	9,508
Other operations [member]
Disclosure of operating segments [line items]
Headcount	43	70